Account Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable gross	$ 23,327	$ 15,716
Less allowance for doubtful accounts	(403)	(69)
Accounts receivable, net	22,924	15,647
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable gross	14,965	11,128
Unpaid amounts for benefit services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable gross	$ 8,362	$ 4,588